6. Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 36,566	$ 36,688
Less: accumulated depreciation	16,378	15,512
Premises and equipment, net	20,188	21,176
Depreciation expense	876	959
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	9,150	10,004
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	14,061	14,061
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 13,355	$ 12,623